Loans receivable	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Loans receivable

14	Loans receivable

	2024 € '000s	2023 € '000s
At Amortized cost
Current loans receivable
Loan receivable from Apricot Investments Limited	—	3,442
Other loans receivable	853	3,277
	853	6,719

Non-current loans receivable
Loan receivable from Apricot Investments Limited	—	88,000
Other loans receivable	—	1,090
	—	89,090
The Group entered into a loan agreement with Apricot Investments Limited ("Apricot") on November 14, 2022 to loan funds to be used exclusively in the development of a sportsbook gaming system. Following further amendments to the loan agreement, the Group loaned Apricot €98.0 million, paid in 18 installments from November 15, 2022 until February 15, 2024. The interest rate on the loan is 1% above the Bank of England rate per annum, with interest payable annually in arrears in each year of the term.
On May 8, 2024, the Group entered into a Deed of Novation whereby Apricot assigned all its rights, duties and liabilities under the agreement and related amendments to Fusion Holdings Limited ("Fusion"). On the same date, the Group entered into definitive agreements to assume full control of its sportsbook software technology owned by Fusion subject to the receipt of regulatory approvals. From the effective date of the agreements, the loan receivable is presented as "Prepayment for sportsbook software" to further clarify the intended nature of the financial asset and to differentiate the amounts loaned to Apricot from the remaining loans receivable. The balance of the loan at the date of reclassification was €102.4 million and this remains classified as a financial asset at December 31, 2024 (see notes 15 and 26).
Also on May 8, 2024, an amendment was signed to cease interest from March 1, 2024 for 12 months. This was extended by agreement until March 1, 2026 unless the conditions to complete the purchase agreement are not met by March 1, 2026. If the conditions are not met by this date, interest will be accrued from March 1, 2024, unless otherwise agreed upon.
Other loans receivable are unsecured, have varying interest rates and varying dates of repayment.